Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Salaries and social security insurance payable (1)	57,459,273	55,188,497	$8,031,273
Promotion service fee (2)	64,883,477	87,567,459	12,743,202
Taxes other than income tax	1,171,381	379,595	55,240
Late fees (3)	9,499,595	9,927,056	1,444,629
Payable for property, plant and equipment	48,774,134	47,579,463	6,923,973
CDC transportation and storage fee	35,023,095	49,976,200	7,272,756
Guarantee deposits (4)	94,528,659	108,795,884	15,832,455
Professional service fee (5)	7,758,448	5,121,970	745,372
Interest payable（6）	-	6,055,245	881,186
Other payable (7)	7,653,291	6,945,275	1,010,707
Total	326,751,353	377,536,644	$54,940,793

(1)	This payable includes unpaid salaries and outstanding social security insurance. During fiscal 2023, YS Group paid approximately RMB2.3 million to reduce its payable for salaries and social security insurance. During the period from April 1, 2023 to the date of this report, YS Group paid approximately RMB10.2 million to reduce this payable. Salaries and social security insurance payables consist of the following:

(2)	Promotion service fee primarily represents fees for the vaccine promotion, including design and implementation of academic activities, and collection of market information.
(3)	Late fees primarily represent late fees related to corporate income tax, taxes other than income tax and social security insurance and housing reserve fund contributions due to the fact that YS Group failed to pay the income tax related to calendar year 2011 to calendar year 2013, taxes other than income tax related to calendar year 2014 to the beginning of calendar year 2021 and social security insurance related to calendar year 2015 to the beginning of calendar year 2021. As of June, 2021, YS Group has fully paid the unpaid taxes, including income tax and other taxes other than income tax, as well as the late fees charge of them. From fiscal year 2022, the late fee is incurred for unpaid social insurance.
(4)	Guarantee deposits primarily represented refundable deposits paid to YS Group by external service providers as a measurement to guarantee us that external service providers will provide us with high quality and reasonable professional services. The external service providers’ professional service scope includes conducting market research and analysis, monitoring product clinical information, collecting and reporting adverse events of the product use, providing academic visits and education seminars, assisting product shipment and payment collections. Their services don’t assume inventory risk for the vaccines before they are transferred to the end customers.
(5)	Professional service fees primarily represented service fees from consultants and other advisors.
(6)	Interest payable primarily represented interest and royalties payable to R-Bridge Healthcare Fund, LP.
(7)	Other payable primarily represented employees’ reimbursement and value added tax.

Schedule of salaries and social security insurance payables
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Salaries	49,020,045	47,390,831	$6,896,522
Social security insurance	7,732,161	7,179,828	1,044,840
Union Fee	707,067	617,838	89,911
Total	57,459,273	55,188,497	$8,031,273
(2)	Promotion service fee primarily represents fees for the vaccine promotion, including design and implementation of academic activities, and collection of market information.
(3)	Late fees primarily represent late fees related to corporate income tax, taxes other than income tax and social security insurance and housing reserve fund contributions due to the fact that YS Group failed to pay the income tax related to calendar year 2011 to calendar year 2013, taxes other than income tax related to calendar year 2014 to the beginning of calendar year 2021 and social security insurance related to calendar year 2015 to the beginning of calendar year 2021. As of June, 2021, YS Group has fully paid the unpaid taxes, including income tax and other taxes other than income tax, as well as the late fees charge of them. From fiscal year 2022, the late fee is incurred for unpaid social insurance.
(4)	Guarantee deposits primarily represented refundable deposits paid to YS Group by external service providers as a measurement to guarantee us that external service providers will provide us with high quality and reasonable professional services. The external service providers’ professional service scope includes conducting market research and analysis, monitoring product clinical information, collecting and reporting adverse events of the product use, providing academic visits and education seminars, assisting product shipment and payment collections. Their services don’t assume inventory risk for the vaccines before they are transferred to the end customers.
(5)	Professional service fees primarily represented service fees from consultants and other advisors.
(6)	Interest payable primarily represented interest and royalties payable to R-Bridge Healthcare Fund, LP.
(7)	Other payable primarily represented employees’ reimbursement and value added tax.